INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 9:-	INCOME TAXES

a.	Carryforward losses:
Carry-forward tax losses of the Company as of December 31, 2013 were $923. Carry-forward tax losses of Eyekon E.R.D. Ltd. as of December 31, 2013 were $ 5,123 which may be carried forward and offset against taxable income in the future for an indefinite period.
The components of the Company’s (loss) income before provision for income taxes by jurisdiction are as follows:
			Period of inception
			(February 5, 2007)
	Year ended December 31,		through December 31,
	2013	2012	2013
Domestic	$383	$139	$954
Foreign	2,942	3,334	10,493
	$3,325	$3,473	$11,447

The components of the provision for income taxes are as follows:

Year ended December 31,
	2013	2012
Current tax:
United States—Federal	$-	$-
United States—State and local	-	-
Outside United States	-	-
Total current tax	-	-
Deferred tax:
United States—Federal	-	-
United States—State and local	-	-
Outside United States	-	-
Total deferred tax	-	-
Provision for income taxes, net	$-	$-

b.	Reconciliation of the theoretical tax expenses:
			Period of inception
			(February 5, 2007)
	Year ended December 31,		through December 31,
	2013	2012	2013
Loss before taxes	$3,325	$3,473	$11,447
Statutory tax rate of GlassesOff Inc.	35%	35%	35%
Tax benefit	1,164	1,216	4,006

Permanent differences	(174)	(226)	(1,196)
Valuation allowance	(800)	(673)	(2,195)
Differences in tax rate	(190)	(317)	(615)
Tax expense	$-	$-	$-

c.    Deferred income taxes:
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax purposes.
As of December 31, 2013 and 2012 the Company has provided full valuation allowance in respect of deferred tax assets. Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax regarding the loss carry-forward and other temporary differences will not be realized in the foreseeable future. Components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2013		2012

Tax assets in respect of:	$		$
Accrued vacation pay		15		3
Employees stock based compensation		408		302
Related parties accrued expenses		72		37
Net loss carry forward		1,700		1,053
Total deferred tax assets		2,195		1,395
Less - valuation allowance		(2,195)		(1,395)
Deferred tax assets		$-		$-